RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	June 30, 2025	March 31, 2025
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	338,341	242,569
United Mineral Services Ltd.	14,002	30,173
Thomas Wilson (CFO fees)	1,099	5,496
Total	353,442	278,238

Summary of transactions with HDSI
	Three months ended June 30,
	2025	2024
(rounded to the nearest thousand CAD)	($)	($)
Services received from HDSI and as requested by the Company	523,000	429,000
Information technology – infrastructure and support services	21,000	21,000
Office rent	15,000	15,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	160,000	72,000
Total	719,000	537,000